DEBT (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Independent Tankers Corporation Limited [Member]	Dec. 31, 2013 Independent Tankers Corporation Limited [Member]	Jun. 30, 2014 First Preferred Mortgage Term Notes, Golden State [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Dec. 31, 2013 First Preferred Mortgage Term Notes, Golden State [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Jun. 30, 2014 First Preferred Mortgage Term Notes, Windsor [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Dec. 31, 2013 First Preferred Mortgage Term Notes, Windsor [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Jun. 30, 2014 First Preferred Mortgage Term Notes, CalPetro [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Dec. 31, 2013 First Preferred Mortgage Term Notes, CalPetro [Member] Term Notes [Member] Independent Tankers Corporation Limited [Member]	Jun. 30, 2014 Front Ull and Front Idun [Member] Nordea Bank Term Loan Facility [Member] Term Note Facility [Member]	Sep. 30, 2014 Suezmax newbuildings [Member] Undrawn balance of loan [Member] Term Note Facility [Member]	Jun. 30, 2014 Suezmax newbuildings [Member] Undrawn balance of loan [Member] Term Note Facility [Member]
Debt Instrument [Line Items]
Term note facility amount											$ 60,000,000	$ 30,000,000	$ 0
Stated interest rate (in hundredths)					8.04%		7.84%		8.52%
Convertible bonds, conversion price (in dollars per share)	$ 36.5567	$ 36.5567
Assets pledged [Abstract]
Vessels, net, held in ITCL			214,421,000	263,367,000	39,200,000	82,300,000	175,200,000	181,100,000
Restricted cash and investments	$ 36,651,000	$ 68,363,000	$ 35,891,000	$ 66,249,000	$ 15,400,000	$ 36,800,000	$ 19,700,000	$ 28,600,000	$ 800,000	$ 800,000